General Information - Details of Non-controlling Interest (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Current assets	₩ 35,144,493	₩ 34,151,972
Non-current assets	44,226,315	44,625,019
Current liabilities	(16,551,068)	(19,430,577)
Non-current liabilities	(15,056,442)	(12,673,800)
Equity	47,763,298	46,672,614	₩ 47,326,725	₩ 45,765,269
Non-controlling interests	3,308,010	3,347,256
Sales	64,785,709	65,154,636	60,186,867
Profit (loss) for the period	2,038,165	1,932,386	2,909,311
Profit (loss) attributable to non-controlling interests	173,760	220,484	153,081
Cash flows from operating activities	6,004,655	5,869,725	5,607,310
Cash flows from investing activities	(3,682,859)	(2,647,970)	(3,817,874)
Effect of exchange rate fluctuation on cash held	61,764	4,628	(58,997)
Net increase (decrease) in cash and cash equivalents	871,381	31,335	164,911
POSCO DAEWOO Corporation [member]
Disclosure of subsidiaries [line items]
Current assets	4,396,683	5,311,596	4,483,544
Non-current assets	4,186,197	4,363,490	4,590,394
Current liabilities	(3,013,269)	(4,724,056)	(4,221,443)
Non-current liabilities	(2,087,769)	(1,563,107)	(1,549,013)
Equity	3,481,842	3,387,923	3,303,482
Non-controlling interests	1,290,600	1,255,728	1,224,303
Sales	22,745,239	23,314,595	20,891,526
Profit (loss) for the period	199,721	113,196	115,321
Profit (loss) attributable to non-controlling interests	74,030	41,956	42,739
Cash flows from operating activities	580,372	(61,173)	128,875
Cash flows from investing activities	(40,264)	(12,780)	(86,365)
Cash flows from financing activities (before dividends to non-controlling interest)	(502,801)	99,496	(19,295)
Dividend to non-controlling interest	(27,432)	(22,862)	(22,597)
Effect of exchange rate fluctuation on cash held	1,736	807	(459)
Net increase (decrease) in cash and cash equivalents	11,611	3,488	159
PT. KRAKATAU POSCO [member]
Disclosure of subsidiaries [line items]
Current assets	520,057	615,491	557,041
Non-current assets	2,723,254	2,730,865	2,771,504
Current liabilities	(1,570,204)	(1,368,498)	(1,237,255)
Non-current liabilities	(1,590,810)	(1,754,797)	(1,933,247)
Equity	82,297	223,061	158,043
Non-controlling interests	24,689	66,918	47,413
Sales	1,906,302	1,871,634	1,635,837
Profit (loss) for the period	(146,975)	54,257	(117,729)
Profit (loss) attributable to non-controlling interests	(44,093)	16,277	(35,318)
Cash flows from operating activities	61,398	89,131	(27,817)
Cash flows from investing activities	(7,173)	(6,432)	(5,502)
Cash flows from financing activities (before dividends to non-controlling interest)	(53,890)	(82,295)	31,782
Effect of exchange rate fluctuation on cash held	25	21	(147)
Net increase (decrease) in cash and cash equivalents	360	425	(1,684)
POSCO CHEMTECH [member]
Disclosure of subsidiaries [line items]
Current assets	624,017	416,284	441,325
Non-current assets	1,050,406	460,905	316,724
Current liabilities	(236,968)	(140,268)	(145,649)
Non-current liabilities	(462,361)	(10,767)	(970)
Equity	975,094	726,154	611,430
Non-controlling interests	377,770	290,461	244,572
Sales	1,434,507	1,340,984	1,163,918
Profit (loss) for the period	94,481	142,918	101,019
Profit (loss) attributable to non-controlling interests	36,604	57,167	40,408
Cash flows from operating activities	22,794	29,865	20,042
Cash flows from investing activities	(111,996)	(15,801)	(18,699)
Cash flows from financing activities (before dividends to non-controlling interest)	134,609		8
Dividend to non-controlling interest	(9,451)	(8,270)	(7,088)
Effect of exchange rate fluctuation on cash held	(7)	(17)	(6)
Net increase (decrease) in cash and cash equivalents	35,949	5,777	(5,743)
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of subsidiaries [line items]
Current assets	4,242,954	4,100,967	4,878,251
Non-current assets	1,808,919	1,911,844	2,444,616
Current liabilities	(2,734,305)	(3,007,029)	(3,896,680)
Non-current liabilities	(786,191)	(608,089)	(833,403)
Equity	2,531,377	2,397,693	2,592,784
Non-controlling interests	1,194,833	1,131,733	1,223,816
Sales	7,625,389	6,799,292	5,794,532
Profit (loss) for the period	330,298	290,131	169,011
Profit (loss) attributable to non-controlling interests	155,904	136,944	79,775
Cash flows from operating activities	24,636	207,729	(84,840)
Cash flows from investing activities	(6,620)	272,230	(171,924)
Cash flows from financing activities (before dividends to non-controlling interest)	(25,448)	(400,499)	150,801
Dividend to non-controlling interest	(9,867)
Effect of exchange rate fluctuation on cash held	1,401	1,257	(3,541)
Net increase (decrease) in cash and cash equivalents	(15,898)	80,717	(109,504)
POSCO ENERGY CO., LTD. [member]
Disclosure of subsidiaries [line items]
Current assets	441,208	825,241	1,054,538
Non-current assets	210,037	2,767,203	2,859,824
Current liabilities	(262,265)	(1,197,845)	(785,462)
Non-current liabilities	(38,836)	(1,445,288)	(2,200,065)
Equity	350,144	949,311	928,835
Non-controlling interests	121,213	335,203	762,390
Sales	925,551	1,841,187	1,578,026
Profit (loss) for the period	32,954	(73,948)	70,795
Profit (loss) attributable to non-controlling interests	11,408	(8,116)	7,770
Cash flows from operating activities	21,571	16,211	30,295
Cash flows from investing activities	(2,129)	35,460	(2,792)
Cash flows from financing activities (before dividends to non-controlling interest)	(336)	(71,378)	220,317
Dividend to non-controlling interest	(2,628)	(19,813)	(24,183)
Effect of exchange rate fluctuation on cash held	(47)
Net increase (decrease) in cash and cash equivalents	16,431	(39,520)	223,637
Others [member]
Disclosure of subsidiaries [line items]
Current assets	8,062,428	9,137,798	8,579,813
Non-current assets	4,740,887	5,493,324	6,676,559
Current liabilities	(7,672,691)	(8,026,474)	(8,313,902)
Non-current liabilities	(2,095,797)	(1,925,084)	(2,048,454)
Equity	3,034,827	4,679,564	4,894,016
Non-controlling interests	1,124,381	929,506	974,941
Sales	22,975,605	24,721,939	23,547,072
Profit (loss) for the period	(587,146)	(56,151)	258,053
Profit (loss) attributable to non-controlling interests	(89,676)	(101,156)	39,605
Cash flows from operating activities	(16,324)	14,869	140,418
Cash flows from investing activities	31,057	(13,199)	(63,621)
Cash flows from financing activities (before dividends to non-controlling interest)	(4,295)	(16,094)	(38,090)
Dividend to non-controlling interest	(11,079)	(6,906)	(12,777)
Effect of exchange rate fluctuation on cash held	3,931	1,682	(15,532)
Net increase (decrease) in cash and cash equivalents	3,290	(19,648)	10,398
Non-controlling Interest [member]
Disclosure of subsidiaries [line items]
Current assets	18,287,347	20,407,377	19,994,512
Non-current assets	14,719,700	17,727,631	19,659,621
Current liabilities	(15,489,702)	(18,464,170)	(18,600,391)
Non-current liabilities	(7,061,764)	(7,307,132)	(8,565,152)
Equity	10,455,581	12,363,706	12,488,590
Non-controlling interests	4,133,486	4,009,549	4,477,435
Sales	57,612,593	59,889,631	54,610,911
Profit (loss) for the period	(76,667)	470,403	596,470
Profit (loss) attributable to non-controlling interests	144,177	143,072	174,979
Cash flows from operating activities	694,447	296,632	206,973
Cash flows from investing activities	(137,125)	259,478	(348,903)
Cash flows from financing activities (before dividends to non-controlling interest)	(452,161)	(470,770)	345,523
Dividend to non-controlling interest	(60,457)	(57,851)	(66,645)
Effect of exchange rate fluctuation on cash held	7,039	3,750	(19,685)
Net increase (decrease) in cash and cash equivalents	₩ 51,743	₩ 31,239	₩ 117,263